UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F Cover Page
Report for the Calendar year or Quarter ended: December 31, 2000
Check here if Amendment[  ]; Amendment Number:

This Amendment (Check only one: [  ] is a restatement
                                       [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:               Pillar Capital Advisors, LLC
Address:            584 South State Street
                    Orem, UT 84058

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on behalf of Reporting Manager:

Name:             Zubin J. Bomanshaw
Title:                Operations
Phone:            801-224-8600

Signature, Place, and Date of Signing

Zubin J. Bomanshaw,     Orem, UT     February 15, 2001

Report Type (Check only one):

[X] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager: None

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 28

Form 13F Information Table Value Total: $66,314,000

                                         Form 13 F Information Table
Name of Issuer                 Class  Cusip   (X$1000) PRN AMT  PRN DSCRETN AUTHORITY
-------------------------------------------------------------------------------------
AGILENT TECHNOLOGIES INC        COM    00846U101    278     5071   SH  SOLE SOLE
ALBANY MOLECULAR RESH INC       COM    012423109    508     8245   SH  SOLE SOLE
BMC SOFTWARE INC                COM    055921100   2931   209355   SH  SOLE SOLE
COGNEX CORP                     COM    192422103   1746    78900   SH  SOLE SOLE
DATASTREAM SYS INC              COM    238124101    772    79130   SH  SOLE SOLE
DOUBLECLICK INC                 COM    258609304    161    14636   SH  SOLE SOLE
HEWLETT PACKARD CO              COM    428236103    839    26592   SH  SOLE SOLE
HENRY JACK & ASSOC INC          COM    426281101    559     9000   SH  SOLE SOLE
KRONOS INC                      COM    501052104   7450   240821   SH  SOLE SOLE
LINEAR TECHNOLOGY CORP          COM    535678106   4707   101775   SH  SOLE SOLE
MACROVISION CORP                COM    555904101    450     6080   SH  SOLE SOLE
MARRIOTT INTL INC NEW           CL  A  571903202    346     8200   SH  SOLE SOLE
MEDIA ARTS GROUP INC            COM    58493C102   1075   249200   SH  SOLE SOLE
MICREL INC                      COM    594793101   1861    55245   SH  SOLE SOLE
MITY ENTERPRISES INC            COM    606850105   2387   389680   SH  SOLE SOLE
NATURES SUNSHINE PRODUCTS INC   COM    639027101   1633   239698   SH  SOLE SOLE
NUCOR CORP                      COM    670346105    556    14000   SH  SOLE SOLE
PRI AUTOMATION INC              COM    69357H106    379    20233   SH  SOLE SOLE
PEREGRINE SYSTEMS INC           COM    71366Q101   2814   142480   SH  SOLE SOLE
PFIZER INC                      COM    717081103   2481    53930   SH  SOLE SOLE
PRE PAID LEGAL SVCS INC         COM    740065107   4440   174121   SH  SOLE SOLE
PROFIT RECOVERY GROUP INC      	COM    743168106   1100   172472   SH  SOLE SOLE
ROGERS CORP                     COM    775133101  14332   349025   SH  SOLE SOLE
SANMINA CORP                    COM    800907107   3402    44393   SH  SOLE SOLE
SKYWEST INC                     COM    830879102   8440   293580   SH  SOLE SOLE
TENFOLD CORP                    COM    88033A103    330   220010   SH  SOLE SOLE
WORLD ACCESS INC                COM    98141A101    112    46689   SH  SOLE SOLE
ZIONS BANCORPORATION            COM    989701107    225     3608   SH  SOLE SOLE